Leases - Schedule of Carrying Amounts of Right-to-Use Assets (Details) - Office lease [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Carrying Amounts of Right-to-Use Assets [Line Items]
Balance at beginning	$ 164	$ 316
Depreciation on right-to-use assets	(200)	(152)
Extension of a new lease agreement	258
Balance at ending	$ 222	$ 164